INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Domestic	$ 47,717	$ 37,430	$ 32,692
Foreign	7,582	12,893	10,258
Total	$ 55,299	$ 50,323	$ 42,950